FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Mar. 19, 2021
purchase price		$ 8	$ 8
Cash Held in Trust account	$ 7,548,977	$ 7,613,762	$ 3,629,614	$ 106,116,023
Private Warrant [Member]
Fair value per unit		$ 0.026			$ 0.95
Public Warrant [Member]
Fair value per unit		$ 0.021			$ 0.94
LBX Tokens [Member]
Convertible note	$ 2,000,000	$ 2,000,000
warrants	76,924	76,924